Consolidated Statements of Comprehensive (Loss) Income		6 Months Ended
		Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues		¥ 5,109,192,000	$ 723,159,000	¥ 3,641,939,000
Cost of revenues	[1]	(4,059,364,000)	(574,566,000)	(3,032,898,000)
Gross profit		1,049,828,000	148,593,000	609,041,000
Operating expenses
Research and development expenses	[1]	(335,914,000)	(47,546,000)	(195,455,000)
Sales and marketing expenses	[1]	(221,056,000)	(31,288,000)	(197,756,000)
General and administrative expenses	[1]	(230,212,000)	(32,584,000)	(160,139,000)
Total operating expenses		(787,182,000)	(111,418,000)	(553,350,000)
Other income		52,037,000	7,365,000	40,196,000
Income (loss) from operations		314,683,000	44,540,000	95,887,000
Interest income and short-term investments income		163,454,000	23,135,000	129,606,000
Gain on fair value change of an investment		2,160,000	306,000	0
Other non-operating expenses		(10,010,000)	(1,417,000)	0
Foreign exchange gain		(2,400,000)	(340,000)	413,000
Income before income tax expenses		467,887,000	66,224,000	225,906,000
Income tax expenses		(88,842,000)	(12,575,000)	(40,600,000)
Income before share of loss in equity method investments, net of income taxes		379,045,000	53,649,000	185,306,000
Share of loss in equity method investments		(1,061,000)	(150,000)	(45,000)
Net income		377,984,000	53,499,000	185,261,000
Net income attributable to ordinary shareholders of the Company		377,984,000	53,499,000	185,261,000
Net income		377,984,000	53,499,000	185,261,000
Other comprehensive income:
Foreign currency translation adjustment, net of nil tax		¥ 103,471,000	$ 14,645,000	¥ 53,979,000
Net (loss) income per ordinary share
Basic | (per share)		¥ 1.71	$ 0.24	¥ 0.88
Diluted | (per share)		¥ 1.60	$ 0.23	¥ 0.81
Weighted average shares used in calculating net income per share
Basic		220,766,682	220,766,682	210,426,174
Diluted		236,183,381	236,183,381	227,784,019
Other comprehensive income, net of tax of nil:
Comprehensive income		¥ 481,455,000	$ 68,144,000	¥ 239,240,000
Douyu [Member]
Net revenues
Total net revenues		4,786,187,829	677,440,918	3,361,852,523
Cost of revenues		(3,777,450,881)	(534,663,470)	(2,857,674,443)
Gross profit		1,008,736,948	142,777,448	504,178,080
Operating expenses
Research and development expenses		(187,808,706)	(26,582,597)	(163,824,620)
Sales and marketing expenses		(249,414,316)	(35,302,305)	(291,327,691)
General and administrative expenses		(164,049,881)	(23,219,754)	(136,802,384)
Other operating income, net		49,032,731	6,940,133	29,382,140
Total operating expenses		(552,240,172)	(78,164,523)	(562,572,555)
Income (loss) from operations		456,496,776	64,612,925	(58,394,475)
Other expenses, net		(18,399,904)	(2,604,337)	(3,878,839)
Interest income		95,150,315	13,467,653	69,117,932
Gain on disposal of subsidiary		23,525,694	3,329,846	0
Foreign exchange gain		0	0	32,045,080
Income before income tax expenses		556,772,881	78,806,087	38,889,698
Share of income in equity method investments		17,023,570	2,409,530	2,417,579
Net income		573,796,451	81,215,617	41,307,277
Net loss attributable to noncontrolling interests		22,698,999	3,212,835	1,483,810
Net income attributable to ordinary shareholders of the Company		596,495,450	$ 84,428,452	42,791,087
Net income | ¥		¥ 596,495,450		¥ 42,791,087
Net (loss) income per ordinary share
Basic | (per share)		¥ 18.73	$ 2.65	¥ 1.53
Diluted | (per share)		¥ 18.12	$ 2.56	¥ 1.46
Weighted average shares used in calculating net income per share
Basic		31,838,618	31,838,618	8,063,790
Diluted		32,920,090	32,920,090	29,343,741
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments		¥ 56,759,271	$ 8,033,753	¥ 6,220,771
Comprehensive income		630,555,722	89,249,370	47,528,048
Comprehensive loss attributable to noncontrolling interests		22,719,336	3,215,713	1,483,810
Comprehensive income attributable to the ordinary shareholders		¥ 653,275,058	$ 92,465,083	¥ 49,011,858
ADS [Member]
Net (loss) income per ordinary share
Basic | (per share)	[2]	¥ 1.71	$ 0.24	¥ 0.88
Diluted | (per share)	[2]	¥ 1.60	$ 0.23	¥ 0.81
Live Streaming [Member]
Net revenues
Total net revenues		¥ 4,839,547,000	$ 684,993,000	¥ 3,473,967,000
Live Streaming [Member] | Douyu [Member]
Net revenues
Total net revenues | ¥		4,432,896,655		3,062,359,398
Advertising and Others [Member]
Net revenues
Total net revenues		¥ 269,645,000	$ 38,166,000	¥ 167,972,000

[1]	Share-based compensation was allocated to cost of revenues and operating expenses as follows: For the six months ended June 30,2019 2020 2020 RMB RMB US$ Cost of revenues 8,290 30,587 4,329 Research and development expenses 25,755 71,518 10,123 Sales and marketing expenses 1,811 5,118 724 General and administrative expenses 80,579 110,834 15,688
[2]	Each ADS represents one Class A ordinary share.